SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 103,287	$ 111,995	$ 111,977
Depreciation and amortization	4,185	3,941	3,636
Expenditure for segment assets	4,161	2,884	5,894
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	26,171	29,411	28,885
Depreciation and amortization	1,476	1,299	1,199
Expenditure for segment assets	2,665	1,769	1,437
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	33,794	35,067	34,729
Depreciation and amortization	1,044	1,029	898
Expenditure for segment assets	588	866	1,266
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	27,687	27,276	27,246
Depreciation and amortization	705	653	542
Expenditure for segment assets	764	847	2,686
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	11,100	11,915	11,616
Depreciation and amortization	960	960	997
Expenditure for segment assets	144	402	505
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	4,535	8,326	9,500
Depreciation and amortization
Expenditure for segment assets